Shareholder Report, Holdings (Details)	Sep. 30, 2024
S&P 500 2x Strategy Fund | A | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
S&P 500 2x Strategy Fund | A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
S&P 500 2x Strategy Fund | A | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
S&P 500 2x Strategy Fund | A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
S&P 500 2x Strategy Fund | A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
S&P 500 2x Strategy Fund | A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
S&P 500 2x Strategy Fund | A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
S&P 500 2x Strategy Fund | A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
S&P 500 2x Strategy Fund | A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
S&P 500 2x Strategy Fund | A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500 2x Strategy Fund | A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
S&P 500 2x Strategy Fund | A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P 500 2x Strategy Fund | A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500 2x Strategy Fund | A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500 2x Strategy Fund | A | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | A | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S&P 500 2x Strategy Fund | A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
S&P 500 2x Strategy Fund | C | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
S&P 500 2x Strategy Fund | C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
S&P 500 2x Strategy Fund | C | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
S&P 500 2x Strategy Fund | C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
S&P 500 2x Strategy Fund | C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
S&P 500 2x Strategy Fund | C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
S&P 500 2x Strategy Fund | C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
S&P 500 2x Strategy Fund | C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
S&P 500 2x Strategy Fund | C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
S&P 500 2x Strategy Fund | C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500 2x Strategy Fund | C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
S&P 500 2x Strategy Fund | C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P 500 2x Strategy Fund | C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500 2x Strategy Fund | C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500 2x Strategy Fund | C | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | C | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S&P 500 2x Strategy Fund | C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
S&P 500 2x Strategy Fund | H | Samp P 500 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.20%
S&P 500 2x Strategy Fund | H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.70%
S&P 500 2x Strategy Fund | H | Samp P 500 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
S&P 500 2x Strategy Fund | H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
S&P 500 2x Strategy Fund | H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
S&P 500 2x Strategy Fund | H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
S&P 500 2x Strategy Fund | H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
S&P 500 2x Strategy Fund | H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
S&P 500 2x Strategy Fund | H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
S&P 500 2x Strategy Fund | H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
S&P 500 2x Strategy Fund | H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
S&P 500 2x Strategy Fund | H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
S&P 500 2x Strategy Fund | H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
S&P 500 2x Strategy Fund | H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
S&P 500 2x Strategy Fund | H | Berkshire Hathaway Inc 8212 Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | H | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
S&P 500 2x Strategy Fund | H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
S&P 500 2x Strategy Fund | H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Inverse S&P 500 2x Strategy Fund | A | Samp P 500 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.30%)
Inverse S&P 500 2x Strategy Fund | A | Samp P 500 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(165.30%)
Inverse S&P 500 2x Strategy Fund | C | Samp P 500 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.30%)
Inverse S&P 500 2x Strategy Fund | C | Samp P 500 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(165.30%)
Inverse S&P 500 2x Strategy Fund | H | Samp P 500 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(34.30%)
Inverse S&P 500 2x Strategy Fund | H | Samp P 500 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(165.30%)
NASDAQ-100(R) 2x Strategy Fund | A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
NASDAQ-100(R) 2x Strategy Fund | A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
NASDAQ-100(R) 2x Strategy Fund | A | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
NASDAQ-100(R) 2x Strategy Fund | A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100(R) 2x Strategy Fund | A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NASDAQ-100(R) 2x Strategy Fund | A | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
NASDAQ-100(R) 2x Strategy Fund | A | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
NASDAQ-100(R) 2x Strategy Fund | A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
NASDAQ-100(R) 2x Strategy Fund | A | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100(R) 2x Strategy Fund | A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
NASDAQ-100(R) 2x Strategy Fund | A | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
NASDAQ-100(R) 2x Strategy Fund | A | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NASDAQ-100(R) 2x Strategy Fund | A | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NASDAQ-100(R) 2x Strategy Fund | A | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NASDAQ-100(R) 2x Strategy Fund | A | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
NASDAQ-100(R) 2x Strategy Fund | A | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NASDAQ-100(R) 2x Strategy Fund | A | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
NASDAQ-100(R) 2x Strategy Fund | A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
NASDAQ-100(R) 2x Strategy Fund | A | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
NASDAQ-100(R) 2x Strategy Fund | C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
NASDAQ-100(R) 2x Strategy Fund | C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
NASDAQ-100(R) 2x Strategy Fund | C | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
NASDAQ-100(R) 2x Strategy Fund | C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100(R) 2x Strategy Fund | C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NASDAQ-100(R) 2x Strategy Fund | C | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
NASDAQ-100(R) 2x Strategy Fund | C | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
NASDAQ-100(R) 2x Strategy Fund | C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
NASDAQ-100(R) 2x Strategy Fund | C | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100(R) 2x Strategy Fund | C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
NASDAQ-100(R) 2x Strategy Fund | C | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
NASDAQ-100(R) 2x Strategy Fund | C | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NASDAQ-100(R) 2x Strategy Fund | C | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NASDAQ-100(R) 2x Strategy Fund | C | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NASDAQ-100(R) 2x Strategy Fund | C | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
NASDAQ-100(R) 2x Strategy Fund | C | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NASDAQ-100(R) 2x Strategy Fund | C | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
NASDAQ-100(R) 2x Strategy Fund | C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
NASDAQ-100(R) 2x Strategy Fund | C | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
NASDAQ-100(R) 2x Strategy Fund | H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.40%
NASDAQ-100(R) 2x Strategy Fund | H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
NASDAQ-100(R) 2x Strategy Fund | H | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
NASDAQ-100(R) 2x Strategy Fund | H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100(R) 2x Strategy Fund | H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
NASDAQ-100(R) 2x Strategy Fund | H | N A S D A Q 100 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	91.90%
NASDAQ-100(R) 2x Strategy Fund | H | N A S D A Q 100 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.30%
NASDAQ-100(R) 2x Strategy Fund | H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
NASDAQ-100(R) 2x Strategy Fund | H | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
NASDAQ-100(R) 2x Strategy Fund | H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
NASDAQ-100(R) 2x Strategy Fund | H | N V I D I A Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
NASDAQ-100(R) 2x Strategy Fund | H | Amazoncom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
NASDAQ-100(R) 2x Strategy Fund | H | Meta Platforms Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
NASDAQ-100(R) 2x Strategy Fund | H | Alphabet Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
NASDAQ-100(R) 2x Strategy Fund | H | Alphabet Inc 8212 Class C [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
NASDAQ-100(R) 2x Strategy Fund | H | Broadcom Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
NASDAQ-100(R) 2x Strategy Fund | H | Tesla Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
NASDAQ-100(R) 2x Strategy Fund | H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.10%
NASDAQ-100(R) 2x Strategy Fund | H | Costco Wholesale Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Inverse NASDAQ-100(R) 2x Strategy Fund | A | N A S D A Q 100 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(61.50%)
Inverse NASDAQ-100(R) 2x Strategy Fund | A | N A S D A Q 100 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(138.30%)
Inverse NASDAQ-100(R) 2x Strategy Fund | C | N A S D A Q 100 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(61.50%)
Inverse NASDAQ-100(R) 2x Strategy Fund | C | N A S D A Q 100 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(138.30%)
Inverse NASDAQ-100(R) 2x Strategy Fund | H | N A S D A Q 100 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(61.50%)
Inverse NASDAQ-100(R) 2x Strategy Fund | H | N A S D A Q 100 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(138.30%)
Dow 2x Strategy Fund | A | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Dow 2x Strategy Fund | A | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Dow 2x Strategy Fund | A | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Dow 2x Strategy Fund | A | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Dow 2x Strategy Fund | A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dow 2x Strategy Fund | A | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Dow 2x Strategy Fund | A | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
Dow 2x Strategy Fund | A | Dow Jones Industrial Average Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Dow 2x Strategy Fund | A | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Dow 2x Strategy Fund | A | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Dow 2x Strategy Fund | A | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dow 2x Strategy Fund | A | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Dow 2x Strategy Fund | A | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dow 2x Strategy Fund | A | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dow 2x Strategy Fund | A | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dow 2x Strategy Fund | A | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | A | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | A | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | A | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | C | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Dow 2x Strategy Fund | C | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Dow 2x Strategy Fund | C | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Dow 2x Strategy Fund | C | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Dow 2x Strategy Fund | C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dow 2x Strategy Fund | C | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Dow 2x Strategy Fund | C | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
Dow 2x Strategy Fund | C | Dow Jones Industrial Average Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Dow 2x Strategy Fund | C | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Dow 2x Strategy Fund | C | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Dow 2x Strategy Fund | C | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dow 2x Strategy Fund | C | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Dow 2x Strategy Fund | C | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dow 2x Strategy Fund | C | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dow 2x Strategy Fund | C | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dow 2x Strategy Fund | C | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | C | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | C | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | C | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | H | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Dow 2x Strategy Fund | H | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
Dow 2x Strategy Fund | H | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Dow 2x Strategy Fund | H | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Dow 2x Strategy Fund | H | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dow 2x Strategy Fund | H | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
Dow 2x Strategy Fund | H | Dow Jones Industrial Average Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.50%
Dow 2x Strategy Fund | H | Dow Jones Industrial Average Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
Dow 2x Strategy Fund | H | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Dow 2x Strategy Fund | H | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.20%
Dow 2x Strategy Fund | H | United Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Dow 2x Strategy Fund | H | Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Dow 2x Strategy Fund | H | Home Depot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Dow 2x Strategy Fund | H | Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Dow 2x Strategy Fund | H | Amgen Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Dow 2x Strategy Fund | H | Mc Donalds Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Dow 2x Strategy Fund | H | Visa Inc 8212 Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | H | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Dow 2x Strategy Fund | H | American Express Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Inverse Dow 2x Strategy Fund | A | Dow Jones Industrial Average Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.60%)
Inverse Dow 2x Strategy Fund | A | Dow Jones Industrial Average Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(156.30%)
Inverse Dow 2x Strategy Fund | C | Dow Jones Industrial Average Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.60%)
Inverse Dow 2x Strategy Fund | C | Dow Jones Industrial Average Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(156.30%)
Inverse Dow 2x Strategy Fund | H | Dow Jones Industrial Average Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(42.60%)
Inverse Dow 2x Strategy Fund | H | Dow Jones Industrial Average Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(156.30%)
Russell 2000 2x Strategy Fund | A-Class Shares | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Russell 2000 2x Strategy Fund | A-Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Russell 2000 2x Strategy Fund | A-Class Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Russell 2000 2x Strategy Fund | A-Class Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Russell 2000 2x Strategy Fund | A-Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Russell 2000 2x Strategy Fund | A-Class Shares | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	131.30%
Russell 2000 2x Strategy Fund | A-Class Shares | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Russell 2000 2x Strategy Fund | A-Class Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Russell 2000 2x Strategy Fund | A-Class Shares | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Russell 2000 2x Strategy Fund | A-Class Shares | United States Treasury Floating Rate Note 473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Russell 2000 2x Strategy Fund | A-Class Shares | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Russell 2000 2x Strategy Fund | A-Class Shares | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Russell 2000 2x Strategy Fund | A-Class Shares | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | A-Class Shares | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | A-Class Shares | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | A-Class Shares | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | A-Class Shares | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | A-Class Shares | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | A-Class Shares | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | C-Class Shares | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Russell 2000 2x Strategy Fund | C-Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Russell 2000 2x Strategy Fund | C-Class Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Russell 2000 2x Strategy Fund | C-Class Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Russell 2000 2x Strategy Fund | C-Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Russell 2000 2x Strategy Fund | C-Class Shares | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	131.30%
Russell 2000 2x Strategy Fund | C-Class Shares | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Russell 2000 2x Strategy Fund | C-Class Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Russell 2000 2x Strategy Fund | C-Class Shares | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Russell 2000 2x Strategy Fund | C-Class Shares | United States Treasury Floating Rate Note 473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Russell 2000 2x Strategy Fund | C-Class Shares | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Russell 2000 2x Strategy Fund | C-Class Shares | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Russell 2000 2x Strategy Fund | C-Class Shares | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | C-Class Shares | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | C-Class Shares | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | C-Class Shares | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | C-Class Shares | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | C-Class Shares | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | C-Class Shares | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | H-Class Shares | Consumer Noncyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
Russell 2000 2x Strategy Fund | H-Class Shares | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Russell 2000 2x Strategy Fund | H-Class Shares | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Russell 2000 2x Strategy Fund | H-Class Shares | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Russell 2000 2x Strategy Fund | H-Class Shares | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Russell 2000 2x Strategy Fund | H-Class Shares | Russell 2000 Index Equity Swap Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	131.30%
Russell 2000 2x Strategy Fund | H-Class Shares | Russell 2000 Index Equity Mini Futures Contracts [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Russell 2000 2x Strategy Fund | H-Class Shares | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Russell 2000 2x Strategy Fund | H-Class Shares | Top 10 Total [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Russell 2000 2x Strategy Fund | H-Class Shares | United States Treasury Floating Rate Note 473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Russell 2000 2x Strategy Fund | H-Class Shares | Vanguard Russell 2000 E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Russell 2000 2x Strategy Fund | H-Class Shares | I Shares Russell 2000 Index E T F [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Russell 2000 2x Strategy Fund | H-Class Shares | Vaxcyte Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | H-Class Shares | F T A I Aviation Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | H-Class Shares | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | H-Class Shares | Sprouts Farmers Market Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Russell 2000 2x Strategy Fund | H-Class Shares | Fabrinet [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | H-Class Shares | Applied Industrial Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Russell 2000 2x Strategy Fund | H-Class Shares | Mueller Industries Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Inverse Russell 2000 2x Strategy Fund | A-Class Shares | Russell 2000 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.10%)
Inverse Russell 2000 2x Strategy Fund | A-Class Shares | Russell 2000 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(182.60%)
Inverse Russell 2000 2x Strategy Fund | C-Class Shares | Russell 2000 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.10%)
Inverse Russell 2000 2x Strategy Fund | C-Class Shares | Russell 2000 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(182.60%)
Inverse Russell 2000 2x Strategy Fund | H-Class Shares | Russell 2000 Index Equity Mini Futures Contracts Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.10%)
Inverse Russell 2000 2x Strategy Fund | H-Class Shares | Russell 2000 Index Equity Swap Agreements Short Sales [Member]
Holdings [Line Items]
Percent of Net Asset Value	(182.60%)